General	6 Months Ended
Jun. 30, 2020
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Cellect Biotechnology Ltd. (formerly Cellect Biomed Ltd.) (the "Company" or "Cellect") was incorporated in Israel. Cellect's American Depository Shares ("ADSs") and certain warrants to purchase ADSs are listed for trading on the NASDAQ Capital Market. Each ADS represents 100 ordinary shares. Cellect and its subsidiary, Cellect Biotherapeutics Ltd. (the "Subsidiary") are engaged in the development of an innovative, unique technology that enables the biological filtering and commercialization of stem cells.

These financial statements have been prepared in a condensed format as of June 30, 2020, and for the six months then ended ("interim consolidated financial statements"). These financial statements should be read in conjunction with the Company's annual financial statements as of December 31, 2019, and for the year then ended and accompanying notes ("annual consolidated financial statements").

On May 8, 2018, the Subsidiary established a fully owned US subsidiary named Cellect Biotech, Inc (the "US Subsidiary"). This company was formed to engage in business development operations of the group. from June 2019, there is no activity in the US Subsidiary.

b.	On May 16, 2019 the Company announced it's plans to explore strategic alternatives focused on maximizing shareholder value. Potential strategic alternatives that may be evaluated include, but are not limited to, an acquisition, merger, business combination, in-licensing, or other strategic transaction involving the Company or its assets. On March 4, 2020 the Company reported the signing of two Letters of Intent (LOIs), one is a strategic commercial agreement which is binding, subject to reaching definitive agreement, and the other is contemplating a full merger.

c.	Going Concern

The accompanying financial statements have been prepared in conformity with International Financial Reporting Standards (IFRS), assuming that the Company will continue to operate as a going concern. During the period ended June 30, 2020, the Company incurred total comprehensive loss of NIS 11,356 ($3,276) and had negative cash flows from operating activities of NIS 7,516 ($2,168). In addition, the Company had an accumulated deficit of NIS 112,220 ($32,377) at June 30, 2020.

The Company's activities since inception have consisted of raising capital and performing research and development activities. As of June 30, 2020, principal commercial operations have not commenced. Successful completion of the Company's development programs and, ultimately, the attainment of profitable operations, if any, are dependent on future events, including, among other things, its ability to obtain marketing approval from regulatory authorities and access potential markets, secure financing, develop a customer base, attract, retain and motivate qualified personnel and develop strategic alliances. Although currently the company has sufficient funds to operate in the next 18 months, in order to reach profitability, the company will need to raise additional funds and there is no assurance that the company will be able to do so.

The Company expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.